Supplement to the
Fidelity® Equity-Income Fund
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

EQU-10--01  October 1, 2010
1.712069.112

Supplement to the

Fidelity Equity-Income Fund (FEQIX)

A Class of shares of Fidelity® Equity-Income Fund
A Fund of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

EQUB-10-02  October 1, 2010
1.712070.112

Supplement to the
Fidelity® Equity-Income Fund
Class K
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

EQU-K-10-01  October 1, 2010
1.900366.101

Supplement to the

Fidelity® Equity-Income Fund
A Fund of Fidelity Devonshire Trust

Class K

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

EQU-KB-10-01  October 1, 2010
1.881215.101

Supplement to the
Fidelity® Large Cap Growth Fund
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

LCG-10-01  October 1, 2010
1.918631.100

Supplement to the
Fidelity® Large Cap Value Fund
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

LCV-10-01  October 1, 2010
1.918632.100

Supplement to the
Fidelity® Mid Cap Growth Fund
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

MCG-10-01  October 1, 2010
1.918611.100

Supplement to the
Fidelity® Mid Cap Value Fund
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

MCV-10-01  October 1, 2010
1.918612.100

Supplement to the

Fidelity® Large Cap Growth Fund (FSLGX)
Fidelity Large Cap Value Fund (FSLVX)
Fidelity Mid Cap Growth Fund (FSMGX)
and Fidelity Mid Cap Value Fund (FSMVX)
Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

LMCB-10-02  October 1, 2010
1.774031.113

Supplement to the
Fidelity® Advisor Large Cap Growth Fund
Class A, Class T, Class B, and Class C
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

ALCG-10-02  October 1, 2010
1.847518.109

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 25.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 26.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 28.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 28.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 32.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor Large Cap Growth Fund
Institutional Class
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

ALCGI-10-01  October 1, 2010
1.850949.106

Supplement to the
Fidelity® Advisor Large Cap Value Fund
Class A, Class T, Class B, and Class C
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

ALCV-10-02  October 1, 2010
1.847519.107

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 26.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 26.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 28.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 29.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 32.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor Large Cap Value Fund
Institutional Class
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

ALCVI-10-01  October 1, 2010
1.855556.104

Supplement to the
Fidelity Advisor Mid Cap Growth Fund
Class A, Class T, Class B, and Class C
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

AMCG-10-02  October 1, 2010
1.847512.109

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 27

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 27.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page29.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 30.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 33.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor Mid Cap Growth Fund
Institutional Class
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

AMCGI-10-01  October 1, 2010
1.855557.106

Supplement to the
Fidelity Advisor Mid Cap Value Fund
Class A, Class T, Class B, and Class C
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

AMCV-10-02  October 1, 2010
1.847513.107

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 27

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 27.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page29.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 30.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 33.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor Mid Cap Value Fund
Institutional Class
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

AMCVI-10-01  October 1, 2010
1.855558.104

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor Large Cap Growth Fund	FLNAX	FLNTX	FLNBX	FLNEX	FLNOX
Fidelity Advisor Large Cap Value Fund	FLUAX	FLUTX	FLUBX	FLUEX	FLUIX
Fidelity Advisor Mid Cap Growth Fund	FGCAX	FGCTX	FGCBX	FGCCX	FGCOX
Fidelity Advisor Mid Cap Value Fund	FMPAX	FMPTX	FMPBX	FMPEX	FMPOX

Fidelity Advisor Large Cap Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Large Cap Growth Fund; Fidelity Advisor Large Cap Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Large Cap Value Fund; Fidelity Advisor Mid Cap Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Mid Cap Growth Fund; and Fidelity Advisor Mid Cap Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Mid Cap Value Fund;

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

The following information replaces similar information found in the "Management Contracts" section beginning on page 34.

Jeffrey Feingold is the portfolio manager of Large Cap Growth and receives compensation for his services. As of November 30, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the fund's pre-tax investment performance measured against the Russell 1000 Growth Index and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar Large Growth Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

ACOM1B-10-02  October 1, 2010
1.848945.106

The following table provides information relating to other accounts managed by Mr. Feingold as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 923	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 910	none	none

* Includes Large Cap Growth ($119 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2009, the dollar range of shares of Large Cap Growth beneficially owned by Mr. Feingold was none.

Supplement to the
Fidelity® Series All-Sector Equity Fund and Fidelity Series Large Cap Value Fund
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the funds.

DLF-10-02  October 1, 2010
1.882075.105

Supplement to the

Fidelity® Series All-Sector Equity Fund (FSAEX) and Fidelity Series Large Cap Value Fund (FLVSX)

Fidelity Series All-Sector Equity Fund is a Class of shares of Fidelity Series All-Sector Equity Fund and
Fidelity Series Large Cap Value Fund is a Class of shares of Fidelity Series Large Cap Value Fund

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

DLFB-10-01  October 1, 2010
1.881204.102

Supplement to the
Fidelity® Equity-Income Fund
Class F
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

EQU-F-10-01  October 1, 2010
1.918638.100

Supplement to the
Fidelity® Series All-Sector Equity Fund
Class F
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

ASE-F-10-02  October 1, 2010
1.907679.101

Supplement to the
Fidelity® Series Large Cap Value Fund
Class F
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

LPV-F-10-01  October 1, 2010
1.918655.100

Supplement to the

Fidelity® Equity-Income Fund Class F (FEIFX), Fidelity Series All-Sector Equity Fund Class F (FSFFX),
and Fidelity Series Large Cap Value Fund Class F (FLVFX)

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

F-COM1B-10-01  October 1, 2010
1.918650.100

Supplement to the
Fidelity® Telecom and Utilities Fund
April 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

UIF-10-01  October 1, 2010
1.733971.115

Supplement to the

Fidelity® Telecom and Utilities Fund
A Fund of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

UIFB-10-01  October 1, 2010
1.712214.114